                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                -----------------

Check here if Amendment [  ];  Amendment Number:
                                                 ------

            This Amendment  (Check only one.):   [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Menno Insurance Service d/b/a MMA Capital Management
                     ----------------------------------------------------
Address:             1110 North Main Street
                     ----------------------------------------------------
                     Goshen
                     ----------------------------------------------------
                     Indiana  46528
                     ----------------------------------------------------

13F File Number:     28-6988
                     ----------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Steven L. Garboden
                     ----------------------------------------------------
Title:               Interim President
                     ----------------------------------------------------
Phone:               574/533-9511
                     ----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Steven L. Garboden              Goshen, IN                   1/20/2006
---------------------------       ------------------           -----------------
       [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                -0-
                                          ----------------------

Form 13F Information Table Entry Total:   $       351,699,227.00
                                          ----------------------

Form 13F Information Table Value Total:   $       363,351,205.00
                                          ----------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.                           13F File Number        Name

                                     28 -
       -----------                        ----------        --------------------

       [Repeat as necessary.]

MENNO INSURANCE SERVICE

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     COLUMN 8
COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF                 VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 ISSUER                          CLASS       CUSIP      [x$1000]     PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc                         Common     00206R102     4,495,629    183,570           Sole                   Sole   183570
Air Products & Chemicals Inc     Common     009158106     1,722,429     29,100           Sole                   Sole   29100
Allstate Corp                    Common     020002101       490,415      9,070           Sole                   Sole   9070
Alltel Corp                      Common     020039103       337,585      5,350           Sole                   Sole   5350
American Express                 Common     025816109    12,041,640    234,000           Sole                   Sole   234000
American International Group     Common     026874107    14,264,164    209,060           Sole                   Sole   209060
Anadarko Petroleum Corp          Common     032511107     8,162,712     86,150           Sole                   Sole   86150
Apache Corp                      Common     037411105       315,192      4,600           Sole                   Sole   4600
Applied Materials                Common     038222105     1,754,532     97,800           Sole                   Sole   97800
Avon Products                    Common     054303102     4,453,800    156,000           Sole                   Sole   156000
BB&T Corp                        Common     054937107       317,678      7,580           Sole                   Sole   7580
BP PLC                           Common     055622104    15,004,361    233,640           Sole                   Sole   233640
Bank of America Corp             Common     060505104     2,591,784     56,160           Sole                   Sole   56160
Bank of New York Co Inc          Common     064057102       325,826     10,230           Sole                   Sole   10230
Bellsouth Corp                   Common     079860102       692,947     25,570           Sole                   Sole   25570
Berkshire Hathaway Class A       Common     084670108     5,583,060         63           Sole                   Sole   63
Biomet Inc                       Common     090613100     3,821,547    104,500           Sole                   Sole   104499.5
Block H & R Inc                  Common     093671105     5,351,900    218,000           Sole                   Sole   218000
Burlington Resources Inc         Common     122014103       455,998      5,290           Sole                   Sole   5290
Cardinal Health Inc              Common     14149Y108     9,992,125    145,340           Sole                   Sole   145340
Caremark RX Inc                  Common     141705103     5,059,883     97,700           Sole                   Sole   97700
Chubb Corp                       Common     171232101     4,186,256     42,870           Sole                   Sole   42870
Cisco Systems Inc                Common     17275R102     4,023,200    235,000           Sole                   Sole   235000
Citigroup Inc                    Common     172967101    12,250,913    252,440           Sole                   Sole   252440
Clear Channel Communications     Common     184502102       237,762      7,560           Sole                   Sole   7560
Colgate-Palmolive Co             Common     194162103     2,660,225     48,500           Sole                   Sole   48500
Comcast Corp                     Common     20030N101     8,106,480    312,750           Sole                   Sole   312750
ConocoPhillips                   Common     20825C104     1,128,692     19,400           Sole                   Sole   19400

Wednesday, January 18, 2006                                          Page 1 of 4

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     COLUMN 8
COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF                 VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 ISSUER                          CLASS       CUSIP      [x$1000]     PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp            Common     22160K105     8,284,741    167,470           Sole                   Sole   167470
Deere & Co                       Common     244199105       229,531      3,370           Sole                   Sole   3370
Dell Inc                         Common     24702R101     4,154,065    138,700           Sole                   Sole   138700
Devon Energy Corp                Common     25179M103       388,373      6,210           Sole                   Sole   6210
EMC Corp / Mass                  Common     268648102       808,892     59,390           Sole                   Sole   59390
Ensco International              Common     26874Q100     2,023,247     45,620           Sole                   Sole   45620
Emerson Electric Co              Common     291011104     6,566,130     87,900           Sole                   Sole   87900
Federal Home Loan Mortgage       Common     313400301       631,281      9,660           Sole                   Sole   9660
Federal National Mortgage Assn   Common     313586109     6,444,384    132,030           Sole                   Sole   132030
Federated Department Stores      Common     31410H101       259,881      3,918           Sole                   Sole   3918
Fifth Third Bancorp              Common     316773100     3,220,156     85,370           Sole                   Sole   85370
First Data Corp                  Common     319963104     3,956,920     92,000           Sole                   Sole   92000
Ford Motor Co                    Common     345370860       206,587     26,760           Sole                   Sole   26760
Gannett Co                       Common     364730101     3,019,414     49,850           Sole                   Sole   49850
Goldman Sachs Group Inc          Common     38141G104       426,551      3,340           Sole                   Sole   3340
Hartford Financial Svcs Group    Common     416515104       227,608      2,650           Sole                   Sole   2650
Hershey Foods Corp               Common     427866108     3,149,250     57,000           Sole                   Sole   57000
Hewlett Packard Co               Common     428236103       764,707     26,710           Sole                   Sole   26710
Intel Corp                       Common     458140100     5,141,760    206,000           Sole                   Sole   206000
International Paper Co           Common     460146103       230,565      6,860           Sole                   Sole   6860
JPMorgan Chase & Co              Common     46625H100    11,427,942    287,930           Sole                   Sole   287930
Jabil Circuit Inc                Common     466313103     6,493,866    175,084           Sole                   Sole   175084
Johnson & Johnson                Common     478160104     9,958,570    165,700           Sole                   Sole   165700
Kimberly-Clark Corp              Common     494368103     5,529,555     92,700           Sole                   Sole   92700
Kroger Co                        Common     501044101       191,443     10,140           Sole                   Sole   10140
Lehman Brothers Holdings         Common     524908100       225,579      1,760           Sole                   Sole   1760
MBNA Corp                        Common     55262L100       476,482     17,550           Sole                   Sole   17550
Marsh & Mclennan Companies       Common     571748102       250,586      7,890           Sole                   Sole   7890
McDonalds Corp                   Common     580135101       593,472     17,600           Sole                   Sole   17600
Medtronic, Inc                   Common     585055106     8,664,285    150,500           Sole                   Sole   150500

Wednesday, January 18, 2006                                          Page 2 of 4

                           FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF                 VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 ISSUER                          CLASS       CUSIP      [x$1000]     PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Co                 Common     590188108       791,764     11,690           Sole                   Sole   11690
MetLife Inc                      Common     59156R108       498,330     10,170           Sole                   Sole   10170
Microsoft Corp                   Common     594918104     9,021,750    345,000           Sole                   Sole   345000
Morgan Stanley Dean Witter       Common     617446448     3,726,116     65,670           Sole                   Sole   65670
National City Corp               Common     635405103       258,825      7,710           Sole                   Sole   7710
Nortel Networks Corp             Common     656568102       192,749     62,990           Sole                   Sole   62990
Oracle Corp                      Common     68389X105     5,018,310    411,000           Sole                   Sole   411000
PNC Financial Services Group     Common     693475105       264,632      4,280           Sole                   Sole   4280
Pepsico Inc                      Common     713448108     5,535,796     93,700           Sole                   Sole   93700
Pfizer Inc                       Common     717081103    10,472,546    449,080           Sole                   Sole   449080
Pitney Bowes Inc                 Common     724479100     5,260,125    124,500           Sole                   Sole   124500
Procter & Gamble Co              Common     742718109     8,873,004    153,300           Sole                   Sole   153300
Regions Financial Corp           Common     7591EP100       218,624      6,400           Sole                   Sole   6400
St Paul Travelers Cos Inc        Common     792860108       432,406      9,680           Sole                   Sole   9680
Schlumberger Ltd                 Common     806857108     4,420,325     45,500           Sole                   Sole   45500
Sealed Air Corp                  Common     81211K100     7,891,885    140,500           Sole                   Sole   140500
Sonoco Products                  Common     835495102     2,084,460     70,900           Sole                   Sole   70900
Sprint Nextel Corp               Common     852061100       646,605     27,680           Sole                   Sole   27680
State Street Corp                Common     857477103     2,336,242     42,140           Sole                   Sole   42140
Sun Microsystems Inc             Common     866810104       200,031     47,740           Sole                   Sole   47740
Suntrust Banks                   Common     867914103       367,438      5,050           Sole                   Sole   5050
Sysco Corp                       Common     871829107     4,440,150    143,000           Sole                   Sole   143000
Target Corp                      Common     87612E106     5,260,629     95,700           Sole                   Sole   95700
Texas Instruments Inc            Common     882508104     2,886,300     90,000           Sole                   Sole   90000
3M Co                            Common     88579Y101     4,123,000     53,200           Sole                   Sole   53200
Time Warner Inc                  Common     887317105     3,414,926    195,810           Sole                   Sole   195810
Tyco International Ltd           Common     902124106     6,602,879    228,790           Sole                   Sole   228790
U.S. Bancorp                     Common     902973304       759,206     25,400           Sole                   Sole   25400
United Parcel Service            Common     911312106     3,028,545     40,300           Sole                   Sole   40300
Valero Energy Corp               Common     91913Y100       444,792      8,620           Sole                   Sole   8620

Wednesday, January 18, 2006                                          Page 3 of 4

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     COLUMN 8
COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF                 VALUE       SHRS OR  SH/  PUT/  INVESTMENT   OTHER
 ISSUER                          CLASS       CUSIP      [x$1000]     PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc       Common     92343V104     3,881,263    128,860           Sole                   Sole   128860
Vulcan Materials Co              Common     929160109     2,691,708     39,730           Sole                   Sole   39730
Wachovia Corp                    Common     929903102       964,695     18,250           Sole                   Sole   18250
Wal Mart Stores                  Common     931142103     4,305,600     92,000           Sole                   Sole   92000
Washington Mutual Inc            Common     939322103       600,300     13,800           Sole                   Sole   13800
Wells Fargo & Company            Common     949746101    10,847,600    172,650           Sole                   Sole   172650
Weyerhaeuser Co                  Common     962166104       225,556      3,400           Sole                   Sole   3400
Xerox Corp                       Common     984121103       196,750     13,430           Sole                   Sole   13430
Ace Ltd                          Common     G0070K103       241,014      4,510           Sole                   Sole   4510
Transocean Inc                   Common     G90078109     4,497,793     64,540           Sole                   Sole   64540
Aggregate Total                                         363,351,205  8,903,050

Wednesday, January 18, 2006                                          Page 4 of 4

FMV OF ALL LISTED SECURITIES

SUM OF FAIR MARKET VALUE
------------------------
          351,699,227.00

































Wednesday, January 18, 2006                                          Page 1 of 1